Impairment Charges (Tables)	9 Months Ended
Sep. 30, 2021
Disclosure of impairment loss recognised or reversed for cash-generating unit [abstract]
Summary of Impairment Losses and Estimated Recoverable Amounts
The following table summarizes the impairment losses for the three months ended March 31, 2020, and estimated recoverable amounts as at March 31, 2020, by CGU:

Cash-Generating Unit	Impairment Amount	Recoverable Amount
Clearwater	140	306
Kaybob-Edson	175	414